Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Liabilities Abstract
Schedule of key inputs into the binominal pricing model
	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$11.50	$11.50
Warrant remaining life	4.9 years	5 years